Related party transactions and balances	12 Months Ended
Aug. 31, 2021
Related party transactions [abstract]
Related party transactions and balances

29. Related party transactions and balances

(a)	Key management compensation

Key management includes the Company’s directors, officers and any consultants with the authority and responsibility for planning, directing and controlling the activities of an entity, directly or indirectly. Compensation awarded to key management includes the following:

	For the year ended
	Aug 31, 2021	Aug 31, 2020
	$	$

Total compensation paid to key management	2,231,871	929,958
Share based payments	1,897,855	1,409,569

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

Total compensation paid to key management is recorded in consulting fees and salaries and wages in the consolidated statement of loss and comprehensive loss for the years ended August 31, 2021, and 2020.

Amounts due to related parties as at August 31, 2021 with respect to the above fees were $33,349 (2020 – $275,502). The amounts due to related parties are recorded within accounts payable and accrued liabilities on the consolidated statements of loss and comprehensive loss. These amounts are unsecured, non-interest bearing and due on demand.

Commitment to former holders of WinView to proceeds from the patent portfolio enforcement action

Pursuant to the Business Combination agreement dated March 9, 2020, among the Company, Frankly Inc. and Winview Inc., the Company is required to pay to certain former Winview securities holders (“Stubholders”) fifty percent (50%) of the net license fees, damages awards or settlement amounts collected from third parties in connection with the Winview Patent Portfolio, after deduction of certain expenses. Certain directors of the Company are among the pool of Stubholders.